Acquisitions of businesses and purchase accounting - Medical West Healthcare. Center, LLC- Narratives (Details) - Medical West Healthcare. Center, LLC - USD ($)	Aug. 20, 2021	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 2,366,000
Cash transferred	$ 1,927,000	$ 439,000
Discount rate	2.39%
Holdback consideration	$ 439,000
Professional fees in conjunction with the acquisition	42,000
Goodwill and accounts payable	$ 37,000